33. Supplemental cash flow information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information
Supplemental cash flow information

	2018	2017	2016

Total additions of contract assets (Note 14)	3,188,943	-	-
Total additions to intangible assets (Note 15 (b))	1,144,728	3,490,298	3,855,831

Items not affecting cash (see breakdown below)	(2,201,112)	(1,532,518)	(1,747,664)

Total additions to intangible assets as per statement of cash flows	2,132,559	1,957,780	2,108,167

Investment and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 15 (d))	488,502	649,048	700,743
Contractors payable	297,872	213,340	57,431
Program contract commitments	149,974	95,126	4,262
Public Private Partnership - São Lourenço PPP (Note 15 (g))	273,737	501,591	893,181
Leases	-	3,078	10,534
Construction margin (Note 26)	63,013	70,335	81,513
Agreement signed with the municipality of Guarulhos (Note 9 (a))	928,014	-	-
Total	2,201,112	1,532,518	1,747,664